UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: February 28

Date of reporting period: May 28, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET GLOBAL HIGH YIELD

BOND PORTFOLIO

FORM N-Q

MAY 28, 2010

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited)	May 28, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
CORPORATE BONDS & NOTES - 80.7%
CONSUMER DISCRETIONARY - 15.9%
Auto Components - 0.4%
Cooper-Standard Automotive Inc., Senior Notes	8.500%	5/1/18	80,000		$79,200	(a)
Europcar Groupe SA, Senior Subordinated Notes	8.125%	5/15/14	120,000	EUR	138,423	(a)

Total Auto Components					217,623

Automobiles - 0.7%
Bombardier Inc., Senior Notes	7.250%	11/15/16	144,000	EUR	179,360	(a)
Motors Liquidation Co., Senior Debentures	8.375%	7/15/33	400,000		132,000	(b)
Motors Liquidation Co., Senior Notes	7.200%	1/15/11	280,000		88,200	(b)

Total Automobiles					399,560

Diversified Consumer Services - 0.4%
Stonemor Operating LLC/Cornerstone Family Services/Osiris Holdings, Senior Notes	10.250%	12/1/17	195,000		199,875	(a)

Hotels, Restaurants & Leisure - 4.8%
Codere Finance Luxembourg SA, Senior Secured Notes	8.250%	6/15/15	60,000	EUR	69,948	(a)
Downstream Development Quapaw, Senior Notes	12.000%	10/15/15	160,000		143,200	(a)
El Pollo Loco Inc., Senior Notes	11.750%	11/15/13	355,000		275,125
El Pollo Loco Inc., Senior Secured Notes	11.750%	12/1/12	30,000		30,450
Harrah’s Operating Co. Inc., Senior Bonds	5.625%	6/1/15	160,000		100,000
Harrah’s Operating Co. Inc., Senior Notes	10.750%	2/1/16	169,000		134,777
Harrah’s Operating Co. Inc., Senior Secured Notes	10.000%	12/15/15	186,000		164,610
Harrah’s Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	100,000		105,250
Indianapolis Downs LLC & Capital Corp., Senior Secured Notes	11.000%	11/1/12	120,000		86,400	(a)
Inn of the Mountain Gods Resort & Casino, Senior Notes	12.000%	11/15/10	390,000		189,150	(b)(c)
Landry’s Restaurants Inc., Senior Secured Notes	11.625%	12/1/15	100,000		104,750	(a)
Marstons Issuer PLC, Secured Bonds	5.641%	7/15/35	76,000	G BP	87,184	(d)
MGM MIRAGE Inc., Notes	6.750%	9/1/12	10,000		9,275
MGM MIRAGE Inc., Senior Notes	8.500%	9/15/10	10,000		9,963
MGM MIRAGE Inc., Senior Notes	6.750%	4/1/13	10,000		8,800
MGM MIRAGE Inc., Senior Secured Notes	10.375%	5/15/14	10,000		10,675	(a)
MGM MIRAGE Inc., Senior Secured Notes	11.125%	11/15/17	135,000		146,812	(a)
Mohegan Tribal Gaming Authority, Senior Notes	6.125%	2/15/13	50,000		42,500
Mohegan Tribal Gaming Authority, Senior Secured Notes	11.500%	11/1/17	200,000		206,500	(a)
Mohegan Tribal Gaming Authority, Senior Subordinated Notes	8.000%	4/1/12	40,000		35,200
NCL Corp. Ltd., Senior Secured Notes	11.750%	11/15/16	210,000		225,750	(a)
Pinnacle Entertainment Inc., Senior Notes	8.625%	8/1/17	140,000		142,100	(a)
Pinnacle Entertainment Inc., Senior Subordinated Notes	7.500%	6/15/15	30,000		28,050
Pinnacle Entertainment Inc., Senior Subordinated Notes	8.750%	5/15/20	20,000		18,600	(a)
Sbarro Inc., Senior Notes	10.375%	2/1/15	230,000		178,250
Snoqualmie Entertainment Authority, Senior Secured Notes	4.136%	2/1/14	35,000		28,175	(a)(d)
Snoqualmie Entertainment Authority, Senior Secured Notes	9.125%	2/1/15	60,000		50,700	(a)
Station Casinos Inc., Senior Notes	6.000%	4/1/12	160,000		10,800	(b)(c)
Station Casinos Inc., Senior Subordinated Notes	6.500%	2/1/14	200,000		2,750	(b)(c)

Total Hotels, Restaurants & Leisure					2,645,744

Household Durables - 1.2%
American Greetings Corp., Senior Notes	7.375%	6/1/16	280,000		284,200
Jarden Corp., Senior Subordinated Notes	7.500%	1/15/20	103,000	EUR	122,604
Libbey Glass Inc., Senior Secured Notes	10.000%	2/15/15	110,000		114,675	(a)
Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes	9.750%	9/1/12	155,000		142,019

Total Household Durables					663,498

Internet & Catalog Retail - 0.3%
Netflix Inc., Senior Notes	8.500%	11/15/17	110,000		114,125

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 28, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Internet & Catalog Retail - continued
QVC Inc., Senior Secured Notes	7.375%	10/15/20	60,000		$58,500	(a)

Total Internet & Catalog Retail					172,625

Leisure Equipment & Products - 0.6%
Carlson Wagonlit BV, Senior Notes	6.413%	5/1/15	105,000	EUR	114,999	(a)(d)
Cirsa Capital Luxembourg, Senior Notes	7.875%	7/15/12	105,000	EUR	128,529	(a)
Cirsa Funding Luxembourg SA, Senior Notes	8.750%	5/15/18	80,000	EUR	92,282	(a)

Total Leire Equipment & Products					335,810

Media - 4.7%
Allbritton Communications Co., Senior Notes	8.000%	5/15/18	60,000		57,000	(a)
Cablevision Systems Corp., Senior Notes	7.750%	4/15/18	210,000		206,325
Cablevision Systems Corp., Senior Notes	8.000%	4/15/20	80,000		79,200
CCH II LLC/CCH II Capital Corp., Senior Notes	13.500%	11/30/16	131,141		149,665	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.875%	4/30/18	100,000		98,625	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	8.125%	4/30/20	70,000		69,650	(a)
Cengage Learning Acquisitions Inc., Senior Subordinated Notes	13.250%	7/15/15	200,000		191,000	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes	10.875%	9/15/14	210,000		230,475	(a)
Clear Channel Communications Inc., Senior Notes	6.250%	3/15/11	90,000		87,075
CMP Susquehanna Corp.	3.531%	5/15/14	8,000		2,400	(a)(c)(d)(e)
ITV PLC, Senior Notes	10.000%	6/30/14	63,000	EUR	87,361
Kabel Deutschland GmbH, Senior Notes	10.750%	7/1/14	150,000	EUR	192,356
Lighthouse International Co. SA, Senior Secured Notes	8.000%	4/30/14	100,000	EUR	78,537	(a)
Live Nation Entertainment Inc., Senior Notes	8.125%	5/15/18	30,000		29,850	(a)
NET Servicos de Comunicacao SA, Bonds	7.500%	1/27/20	100,000		101,000	(a)
Nielsen Finance LLC/Nielsen Finance Co., Senior Subordinated Notes, step bond	0.000%	8/1/16	160,000		148,800
Seat Pagine Gialle SpA, Senior Secured Notes	10.500%	1/31/17	110,000	EUR	128,237	(a)
Univision Communications Inc., Senior Secured Notes	12.000%	7/1/14	250,000		270,000	(a)
UPC Holding BV, Senior Notes	7.750%	1/15/14	140,000	EUR	169,224	(a)
UPC Holding BV, Senior Notes	9.875%	4/15/18	50,000		50,750	(a)
Virgin Media Finance PLC, Senior Bonds	9.500%	8/15/16	65,000		66,950
Virgin Media Finance PLC, Senior Notes	9.125%	8/15/16	95,000		96,544

Total Media					2,591,024

Multiline Retail - 0.8%
Neiman Marcus Group Inc., Senior Secured Notes	7.125%	6/1/28	265,000		235,850
Parkson Retail Group Ltd., Senior Bonds	7.875%	11/14/11	200,000		203,953

Total Multiline Retail					439,803

Specialty Retail - 1.3%
Blockbuster Inc., Senior Secured Notes	11.750%	10/1/14	45,000		26,775	(a)
Edcon Proprietary Ltd., Senior Notes	3.900%	6/15/14	342,000	EUR	310,567	(a)(d)
Michaels Stores Inc., Senior Subordinated Bonds	11.375%	11/1/16	110,000		113,713
Michaels Stores Inc., Senior Subordinated Notes, step bond	0.000%	11/1/16	330,000		293,700

Total Specialty Retail					744,755

Textiles, Apparel & Luxury Goods - 0.7%
Oxford Industries Inc., Senior Secured Notes	11.375%	7/15/15	245,000		268,275
Phillips-Van Heusen Corp., Senior Notes	7.375%	5/15/20	110,000		111,100

Total Textiles, Apparel & Luxury Goods					379,375

TOTAL CONSUMER DISCRETIONARY					8,789,692

CONSUMER STAPLES - 1.3%
Food Products - 0.8%
Bumble Bee Foods LLC, Senior Secured Notes	7.750%	12/15/15	70,000		69,825	(a)
Campofrio Food Group SA, Senior Notes	8.250%	10/31/16	180,000	EUR	212,142	(a)
Del Monte Corp., Senior Subordinated Notes	7.500%	10/15/19	80,000		81,800	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 28, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Food Products - continued
Smithfield Foods Inc., Senior Secured Notes	10.000%	7/15/14	90,000		$96,806	(a)

Total Food Products					460,573

Tobacco - 0.5%
Alliance One International Inc., Senior Notes	10.000%	7/15/16	260,000		266,500	(a)

TOTAL CONSUMER STAPLES					727,073

ENERGY - 10.3%
Energy Equipment & Services - 0.8%
Basic Energy Services Inc., Senior Secured Notes	11.625%	8/1/14	160,000		174,400
Complete Production Services Inc., Senior Notes	8.000%	12/15/16	40,000		39,600
Hercules Offshore LLC, Senior Secured Notes	10.500%	10/15/17	105,000		98,175	(a)
Parker Drilling Co., Senior Notes	9.125%	4/1/18	130,000		124,150	(a)

Total Energy Equipment & Services					436,325

Oil, Gas & Consumable Fuels - 9.5%
Adaro Indonesia PT, Notes	7.625%	10/22/19	110,000		112,200	(a)
Arch Coal Inc., Senior Notes	8.750%	8/1/16	110,000		112,750	(a)
Belden & Blake Corp., Secured Notes	8.750%	7/15/12	595,000		556,325
Chesapeake Energy Corp., Senior Notes	6.875%	1/15/16	40,000		40,900
Chesapeake Energy Corp., Senior Notes	6.500%	8/15/17	15,000		14,662
Chesapeake Energy Corp., Senior Notes	7.250%	12/15/18	100,000		101,500
Compagnie Generale de Geophysique-Veritas, Senior Notes	9.500%	5/15/16	105,000		110,250
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	150,000		153,937	(a)
Corral Petroleum Holdings AB, Senior Bonds	5.251%	9/18/11	111,693		100,524	(a)(d)
Corral Petroleum Holdings AB, Senior Bonds	5.251%	9/18/11	73,929	EUR	84,362	(a)(d)(e)
Crosstex EnergyLP/Crosstex Energy Finance Corp., Senior Notes	8.875%	2/15/18	90,000		89,100	(a)
Denbury Resources Inc., Senior Subordinated Notes	8.250%	2/15/20	128,000		132,800
Ecopetrol SA, Senior Notes	7.625%	7/23/19	220,000		245,850
El Paso Corp., Senior Notes	8.250%	2/15/16	95,000		98,800
Enterprise Products Operating LLP, Junior Subordinated Notes	8.375%	8/1/66	60,000		59,170	(d)
Enterprise Products Operating LLP, Subordinated Notes	7.034%	1/15/68	205,000		188,356	(d)
Griffin Coal Mining Co. Pty Ltd., Senior Notes	9.500%	12/1/16	10,000		5,850	(a)(b)
Infinis PLC, Senior Notes	9.125%	12/15/14	109,000	GBP	159,995	(a)
International Coal Group Inc., Senior Secured Notes	9.125%	4/1/18	210,000		211,050
KazMunaiGaz Finance Sub B.V., Senior Notes	8.375%	7/2/13	220,000		235,400	(a)
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	8.625%	4/15/20	120,000		119,400	(a)
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	130,000		128,700	(a)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	8.750%	4/15/18	80,000		81,200
Murray Energy Corp., Senior Secured Notes	10.250%	10/15/15	170,000		170,000	(a)
OPTI Canada Inc., Senior Secured Notes	7.875%	12/15/14	65,000		55,575
Overseas Shipholding Group Inc., Senior Notes	8.125%	3/30/18	130,000		129,025
Pan American Energy LLC, Senior Notes	7.875%	5/7/21	50,000		49,250	(a)
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., Senior Notes	8.250%	4/15/18	80,000		78,800
Petrobras International Finance Co., Senior Notes	6.875%	1/20/40	105,000		105,898
Petrohawk Energy Corp., Senior Notes	9.125%	7/15/13	80,000		82,400
Petrohawk Energy Corp., Senior Notes	7.875%	6/1/15	20,000		19,475
Petroleos de Venezuela SA, Senior Notes	5.250%	4/12/17	410,000		226,525
Petroleum Co. of Trinidad & Tobago Ltd., Senior Notes	9.750%	8/14/19	120,000		132,000	(a)
Petroplus Finance Ltd., Senior Notes	7.000%	5/1/17	150,000		126,750	(a)
Plains Exploration & Production Co., Senior Notes	10.000%	3/1/16	70,000		72,975
Plains Exploration & Production Co., Senior Notes	8.625%	10/15/19	165,000		162,525
Quicksilver Resources Inc., Senior Notes	8.250%	8/1/15	60,000		58,800
Quicksilver Resources Inc., Senior Notes	11.750%	1/1/16	140,000		153,300
Quicksilver Resources Inc., Senior Notes	9.125%	8/15/19	20,000		20,150
SandRidge Energy Inc., Senior Notes	8.000%	6/1/18	50,000		45,000	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 28, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Oil, Gas & Consumable Fuels - continued
SandRidge Energy Inc., Senior Notes	8.750%	1/15/20	65,000		$59,150	(a)
SandRidge Energy Inc., Senior Toggle Notes	8.625%	4/1/15	315,000		294,525	(f)
Stone Energy Corp., Senior Notes	8.625%	2/1/17	80,000		74,800
Stone Energy Corp., Senior Subordinated Notes	6.750%	12/15/14	25,000		21,875
Whiting Petroleum Corp., Senior Subordinated Notes	7.000%	2/1/14	10,000		10,113

Total Oil, Gas & Consumable Fuels					5,291,992

TOTAL ENERGY					5,728,317

FINANCIALS - 15.2%
Capital Markets - 0.0%
Lehman Brothers Holdings Inc., Medium-Term
Notes, Senior Notes	5.250%	2/6/12	125,000		26,562	(b)

Commercial Banks - 3.1%
BAC Capital Trust VI, Capital Securities, Junior Subordinated Notes	5.625%	3/8/35	190,000		153,687
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	100,000		95,000	(a)(d)(g)
Deutsche Postbank Funding Trust IV, Subordinated Notes	5.983%	6/29/17	250,000	EUR	204,014	(d)(g)
ICICI Bank Ltd., Subordinated Bonds	6.375%	4/30/22	130,000		118,620	(a)(d)
NB Capital Trust II, Junior Subordinated Notes	7.830%	12/15/26	130,000		125,125
NB Capital Trust IV, Junior Subordinated Notes	8.250%	4/15/27	100,000		97,750
RSHB Capital, Loan Participation Notes, Secured Notes	7.125%	1/14/14	340,000		356,830	(a)
RSHB Capital, Loan Participation Notes, Senior Notes	6.299%	5/15/17	100,000		97,625	(a)
RSHB Capital, Loan Participation Notes, Senior Secured Bonds	6.299%	5/15/17	106,000		103,880	(a)
RSHB Capital, Loan Participation Notes, Senior Secured Notes	7.175%	5/16/13	10,000		10,525	(a)
RSHB Capital, Loan Participation Notes, Senior Secured Notes	9.000%	6/11/14	230,000		255,430	(a)
Santander Finance Preferred SA Unipersonal, Junior Subordinated Notes	10.500%	9/29/14	70,000		71,222	(d)(g)

Total Commercial Banks					1,689,708

Consumer Finance - 2.6%
FMG Finance Pty Ltd., Senior Secured Bonds	9.750%	9/1/13	60,000	EUR	74,365	(a)
Ford Motor Credit Co., LLC, Senior Notes	7.500%	8/1/12	100,000		101,801
Ford Motor Credit Co., LLC, Senior Notes	7.000%	4/15/15	590,000		584,557
GMAC Inc., Senior Notes	8.000%	3/15/20	140,000		136,150	(a)
GMAC Inc., Subordinated Notes	8.000%	12/31/18	13,000		12,350
GMAC LLC, Debentures	0.000%	6/15/15	60,000		38,400
GMAC LLC, Senior Bonds	0.000%	12/1/12	120,000		98,992
SLM Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	60,000		54,642
SLM Corp., Senior Notes	4.750%	3/17/14	100,000	EUR	113,616
SLM Corp., Senior Notes	8.000%	3/25/20	260,000		231,645

Total Consumer Finance					1,446,518

Diversified Financial Services - 7.5%
AAC Group Holding Corp., Senior Discount Notes	10.250%	10/1/12	150,000		148,125	(a)
AES Red Oak LLC, Secured Notes	9.200%	11/30/29	140,000		137,200
Astoria Depositor Corp., Pass-Through Certificates	8.144%	5/1/21	120,000		117,600	(a)
Bank of America Corp., Notes, Preferred Securities	8.000%	1/30/18	20,000		19,254	(d)(g)
Capital One Capital V, Junior Subordinated Notes, Cumulative Trust Preferred Securities	10.250%	8/15/39	100,000		108,125
CCM Merger Inc., Notes	8.000%	8/1/13	210,000		195,300	(a)
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/14	83,165		78,591
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/15	33,165		30,761
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/16	195,276		178,189
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/17	507,387		460,454
Countrywide Capital III, Junior Subordinated Notes	8.050%	6/15/27	50,000		48,610
Express LLC/Express Finance Corp., Senior Notes	8.750%	3/1/18	130,000		131,625	(a)
Fresenius U.S. Finance II Inc., Senior Notes	8.750%	7/15/15	17,000	EUR	23,782	(a)
General Electric Capital Corp., Subordinated Bonds	4.625%	9/15/66	119,000	EUR	124,856	(a)(d)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 28, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Diversified Financial Services - continued
General Electric Capital Corp., Subordinated Bonds	5.500%	9/15/67	121,000	EUR	$129,212	(a)(d)
Hollandwide Parent BV	0.000%	8/1/14	73,000	EUR	672	(a)(e)
ING Groep NV, Subordinated Bonds	5.140%	3/17/16	220,000	GBP	235,433	(d)(g)
International Lease Finance Corp., Medium-Term Notes	6.375%	3/25/13	250,000		228,750
International Lease Finance Corp., Medium-Term Notes, Senior Notes	5.625%	9/20/13	140,000		123,550
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	20,000		18,350	(a)
ISS Financing PLC, Senior Secured Bonds	11.000%	6/15/14	50,000	EUR	64,272	(a)
LBI Escrow Corp., Senior Secured Notes	8.000%	11/1/17	145,000		147,900	(a)
Leucadia National Corp., Senior Notes	8.125%	9/15/15	100,000		102,750
MBNA Capital A, Junior Subordinated Notes	8.278%	12/1/26	130,000		127,725
Midwest Gaming Borrower LLC/Midwest Finance Corp., Senior Secured Notes	11.625%	4/15/16	60,000		58,800	(a)
MMG Fiduciary & Trust Corp.	6.750%	2/1/16	100,000		95,500	(a)
TNK-BP Finance SA, Senior Notes	7.500%	7/18/16	240,000		247,050	(a)
TNK-BP Finance SA, Senior Notes	7.875%	3/13/18	200,000		204,000	(a)
Unitymedia GmbH, Senior Subordinated Notes	9.625%	12/1/19	140,000	EUR	175,237	(a)
Vanguard Health Holdings Co., II LLC, Senior Notes	8.000%	2/1/18	145,000		138,475
Ziggo Bond Co. BV, Senior Notes	8.000%	5/15/18	200,000	EUR	238,681	(a)

Total Diversified Financial Services					4,138,829

Insurance - 0.2%
American International Group Inc., Senior Notes	8.250%	8/15/18	110,000		107,800

Real Estate Management & Development - 1.8%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, step bond	0.000%	6/30/15	156,000		85,020	(a)(c)
Castle HoldCo 4 Ltd., Senior Secured Notes	10.000%	5/8/18	80,000	GBP	118,006	(a)
Country Garden Holdings Co., Senior Notes	11.250%	4/22/17	200,000		187,000	(a)
Kaisa Group Holdings Ltd., Senior Notes	13.500%	4/28/15	110,000		96,663	(a)
Korreden SA, Bonds	11.000%	8/1/14	26,667	EUR	10,635	(a)(e)(f)
Realogy Corp., Senior Notes	10.500%	4/15/14	615,000		525,825

Total Real Estate Management & Development					1,023,149

TOTAL FINANCIALS					8,432,566

HEALTH CARE - 3.6%
Health Care Equipment & Supplies - 0.4%
Biomet Inc., Senior Notes	10.000%	10/15/17	90,000		95,625
Biomet Inc., Senior Toggle Notes	10.375%	10/15/17	145,000		154,969	(f)

Total Health Care Equipment & Supplies					250,594

Health Care Providers & Services - 2.5%
American Renal Holdings, Senior Secured Notes	8.375%	5/15/18	90,000		87,975	(a)
CRC Health Corp., Senior Subordinated Notes	10.750%	2/1/16	320,000		292,800
HCA Inc., Senior Notes	6.300%	10/1/12	385,000		380,188
Omnicare Inc., Senior Subordinated Notes	7.750%	6/1/20	60,000		60,450
Universal Hospital Services Inc., Senior Secured Notes	3.859%	6/1/15	170,000		141,950	(d)
US Oncology Holdings Inc., Senior Notes	6.643%	3/15/12	421,000		388,372	(d)(f)
US Oncology Inc., Senior Secured Notes	9.125%	8/15/17	20,000		20,275

Total Health Care Providers & Services					1,372,010

Life Sciences Tools & Services - 0.6%
Millipore Corp.	5.875%	6/30/16	230,000	EUR	306,235	(a)

Pharmaceuticals - 0.1%
Pharmanet Development Group Inc., Senior Secured Notes	10.875%	4/15/17	40,000		39,400	(a)

TOTAL HEALTH CARE					1,968,239

INDUSTRIALS - 8.4%
Aerospace & Defense - 0.8%
Freedom Group Inc., Senior Secured Notes	10.250%	8/1/15	170,000		175,950	(a)
Kac Acquisition Co., Subordinated Notes	8.000%	4/26/26	6,632		0	(c)(d)(e)
Kratos Defense & Security Solutions Inc., Senior Secured Notes	10.000%	6/1/17	90,000		89,550	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 28, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Aerospace & Defense - continued
Wyle Services Corp., Senior Subordinated Notes	10.500%	4/1/18	185,000	$182,225	(a)

Total Aerospace & Defense				447,725

Air Freight & Logistics - 0.4%
TGI International Ltd., Senior Notes	9.500%	10/3/17	200,000	213,000	(a)

Airlines - 1.9%
Continental Airlines Inc., Pass-Through Certificates	7.339%	4/19/14	168,164	154,711
Continental Airlines Inc., Pass-Through Certificates	9.250%	5/10/17	120,000	122,400
DAE Aviation Holdings Inc., Senior Notes	11.250%	8/1/15	200,000	201,500	(a)
Delta Air Lines Inc., Pass-Through Certificates	7.711%	9/18/11	150,000	148,500
Delta Air Lines Inc., Pass-Through Certificates	8.954%	8/10/14	24,538	23,557
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Notes	9.750%	12/17/16	60,000	64,950
Delta Air Lines Inc., Secured Notes	8.021%	8/10/22	59,248	55,989
Delta Air Lines Inc., Senior Secured Notes	9.500%	9/15/14	65,000	66,950	(a)
United Air Lines Inc., Senior Secured Notes	9.875%	8/1/13	200,000	205,500	(a)

Total Airlines				1,044,057

Building Products - 0.8%
GTL Trade Finance Inc., Senior Notes	7.250%	10/20/17	250,000	259,375	(a)
Nortek Inc., Senior Secured Notes	11.000%	12/1/13	90,756	94,840
Rearden G Holdings EINS GmbH, Senior Notes	7.875%	3/30/20	100,000	98,000	(a)

Total Building Products				452,215

Commercial Services & Supplies - 1.0%
ACCO Brands Corp., Senior Secured Notes	10.625%	3/15/15	90,000	97,875
Altegrity Inc., Senior Subordinated Notes	11.750%	5/1/16	50,000	46,750	(a)(c)
Garda World Security Corp., Senior Notes	9.750%	3/15/17	60,000	61,950	(a)
Geo Group Inc., Senior Notes	7.750%	10/15/17	150,000	150,187	(a)
RSC Equipment Rental Inc./RSC Holdings III LLC, Senior Secured Notes	10.000%	7/15/17	200,000	216,250	(a)

Total Commercial Services & Supplies				573,012

Construction & Engineering - 0.4%
Odebrecht Finance Ltd., Senior Notes	7.000%	4/21/20	200,000	198,000	(a)

Electrical Equipment - 0.3%
NES Rentals Holdings Inc., Senior Secured Notes	12.250%	4/15/15	150,000	144,563	(a)

Marine - 0.4%
Trico Shipping AS, Senior Secured Notes	11.875%	11/1/14	230,000	215,625	(a)

Road & Rail - 1.7%
Kansas City Southern de Mexico, Senior Notes	7.625%	12/1/13	120,000	119,400
Kansas City Southern de Mexico, Senior Notes	7.375%	6/1/14	100,000	99,500
Kansas City Southern de Mexico, Senior Notes	12.500%	4/1/16	140,000	162,400
Kansas City Southern de Mexico, Senior Notes	8.000%	2/1/18	270,000	271,012	(a)
RailAmerica Inc., Senior Secured Notes	9.250%	7/1/17	288,000	300,960

Total Road & Rail				953,272

Trading Companies & Distributors - 0.5%
Ashtead Capital Inc., Notes	9.000%	8/15/16	160,000	160,000	(a)
H&E Equipment Services Inc., Senior Notes	8.375%	7/15/16	120,000	116,550

Total Trading Companies & Distributors				276,550

Transportation - 0.2%
Syncreon Global Ireland Ltd./Syncreon Global Finance US Inc., Senior Notes	9.500%	5/1/18	140,000	135,100	(a)

TOTAL INDUSTRIALS				4,653,119

INFORMATION TECHNOLOGY - 1.9%
Electronic Equipment, Instruments & Components - 0.7%
Jabil Circuit Inc., Senior Notes	8.250%	3/15/18	10,000	10,475
KEMET Corp., Senior Secured Notes	10.500%	5/1/18	140,000	132,825	(a)
NXP BV/NXP Funding LLC, Senior Secured Notes	7.875%	10/15/14	245,000	227,237

Total Electronic Equipment, Instruments & Components				370,537

IT Services - 0.7%
Ceridian Corp., Senior Notes	12.250%	11/15/15	106,500	102,240	( f)
First Data Corp., Senior Notes	10.550%	9/24/15	315,825	245,554	(f)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 28, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
IT Services - continued
GXS Worldwide Inc., Senior Secured Notes	9.750%	6/15/15	80,000		$75,400	(a)

Total IT Services					423,194

Semiconductors & Semiconductor Equipment - 0.3%
Freescale Semiconductor Inc., Senior Notes	8.875%	12/15/14	25,000		22,687
Freescale Semiconductor Inc., Senior Secured Notes	9.250%	4/15/18	70,000		69,825	(a)
Freescale Semiconductor Inc., Senior Subordinated Notes	10.125%	12/15/16	30,000		24,300
Freescale Semiconductor Inc., Senior Toggle Notes	9.875%	12/15/14	66,071		57,482	(f)

Total Semiconductors & Semiconductor Equipment					174,294

Software - 0.2%
Aspect Software Inc., Senior Secured Notes	10.625%	5/15/17	95,000		94,644	(a)

TOTAL INFORMATION TECHNOLOGY					1,062,669

MATERIALS - 13.6%
Chemicals - 2.3%
Ashland Inc., Senior Notes	9.125%	6/1/17	330,000		363,000
CF Industries Inc., Senior Notes	6.875%	5/1/18	20,000		20,075
CF Industries Inc., Senior Notes	7.125%	5/1/20	70,000		70,787
Cognis Deutschland GmbH & Co. KG, Senior Notes	9.500%	5/15/14	120,000	EUR	150,203	(a)
Georgia Gulf Corp., Senior Secured Notes	9.000%	1/15/17	135,000		137,700	(a)
Hexion Finance Escrow LLC/Hexion Escrow Corp., Senior Secured Notes	8.875%	2/1/18	70,000		65,100	(a)
Ineos Finance PLC, Senior Secured Notes	9.000%	5/15/15	100,000		100,000	(a)
Kerling PLC, Senior Secured Notes	10.625%	1/28/17	134,000	EUR	163,822	(a)
Solutia Inc., Senior Notes	8.750%	11/1/17	95,000		97,850
Solutia Inc., Senior Notes	7.875%	3/15/20	90,000		90,000

Total Chemicals					1,258,537

Construction Materials - 0.3%
HeidelbergCement AG, Senior Notes	8.500%	10/31/19	120,000	EUR	145,417

Containers & Packaging - 2.0%
Ardagh Glass Group PLC, Senior Toggle Notes	10.750%	3/1/15	181,425	EUR	217,627	(f)
Ball Corp., Senior Notes	6.625%	3/15/18	30,000		29,400
Berry Plastics Corp., Senior Secured Notes	9.500%	5/15/18	260,000		234,000	(a)
Clondalkin Industries BV	8.000%	3/15/14	50,000	EUR	58,290	(a)
Impress Holdings BV, Senior Subordinated Notes	9.250%	9/15/14	50,000	EUR	61,971	(a)
Radnor Holdings Inc., Senior Notes	11.000%	12/31/49	275,000		0	(b)(c)(e)
Reynolds Group Issuer Inc., Senior Notes	9.500%	6/15/17	130,000	EUR	155,541	(a)
Solo Cup Co., Senior Secured Notes	10.500%	11/1/13	175,000		178,937
Viskase Cos. Inc., Senior Secured Notes	9.875%	1/15/18	170,000		172,550	(a)

Total Containers & Packaging					1,108,316

Metals & Mining - 5.7%
CII Carbon LLC	11.125%	11/15/15	350,000		344,750	(a)
Evraz Group SA, Notes	8.875%	4/24/13	360,000		360,450	(a)
Gerdau Holdings Inc., Senior Notes	7.000%	1/20/20	100,000		101,750	(a)
Metals USA Inc., Senior Secured Notes	11.125%	12/1/15	375,000		383,438
New World Resources NV, Senior Secured Bonds	7.875%	5/1/18	65,000	EUR	75,378	(a)
Novelis Inc., Senior Notes	7.250%	2/15/15	50,000		47,115
Pipe Holding PLC, Secured Notes	7.750%	11/1/11	270,000	GBP	380,699	(a)
Prime Dig Pte Ltd., Notes	11.750%	11/3/14	250,000		258,750	(a)
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	85,000		107,601
Ryerson Holding Corp., Senior Discount Notes, zero coupon bond	0.000%	2/1/15	310,000		151,900	(a)
Steel Dynamics Inc., Senior Notes	6.750%	4/1/15	155,000		150,350
Teck Resources Ltd., Senior Secured Notes	9.750%	5/15/14	70,000		82,355
Vale Overseas Ltd., Notes	6.875%	11/21/36	420,000		419,664
Vedanta Resources PLC, Senior Notes	8.750%	1/15/14	310,000		311,550	(a)

Total Metals & Mining					3,175,750

Paper & Forest Products - 3.3%
Abitibi-Consolidated Co. of Canada, Senior Secured Notes	13.750%	4/1/11	90,941		93,860	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 28, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Paper & Forest Products - continued
Appleton Papers Inc., Senior Secured Notes	11.250%	12/15/15	147,000		$120,173	(a)
Clearwater Paper Corp., Senior Notes	10.625%	6/15/16	160,000		176,400	(a)
Georgia-Pacific LLC, Senior Notes	8.250%	5/1/16	50,000		52,250	(a)
NewPage Corp., Senior Secured Notes	11.375%	12/31/14	225,000		211,500
PE Paper Escrow GmbH, Senior Secured Notes	11.750%	8/1/14	164,000	EUR	219,491	(a)
Sino-Forest Corp., Senior Bonds	10.250%	7/28/14	200,000		213,000	(a)
Smurfit Capital Funding PLC, Debentures	7.500%	11/20/25	300,000		273,000
Smurfit Kappa Acquisitions, Senior Secured Notes	7.750%	11/15/19	134,000	EUR	164,438	(a)
Verso Paper Holdings LLC, Senior Secured Notes	11.500%	7/1/14	215,000		230,588	(a)
Verso Paper Holdings LLC, Senior Secured Notes	9.125%	8/1/14	70,000		66,500

Total Paper & Forest Products					1,821,200

TOTAL MATERIALS					7,509,220

TELECOMMUNICATION SERVICES - 6.9%
Diversified Telecommunication Services - 4.3%
Axtel SAB de CV, Senior Notes	7.625%	2/1/17	370,000		312,075	(a)
Axtel SAB de CV, Senior Notes	9.000%	9/22/19	9,000		7,695	(a)
BCM Ireland Preferred Equity Ltd., Senior Notes	7.683%	2/15/17	145,464	EUR	34,166	(a)(d)(f)
Cincinnati Bell Telephone Co., Senior Debentures	6.300%	12/1/28	140,000		100,100
Hawaiian Telcom Communications Inc., Senior Subordinated Notes	12.500%	5/1/15	90,000		9	(b)(c)
Inmarsat Finance PLC, Senior Notes	7.375%	12/1/17	220,000		220,550	(a)
Intelsat Jackson Holdings Ltd., Senior Notes	9.500%	6/15/16	130,000		134,550
Intelsat Jackson Holdings Ltd., Senior Notes	11.500%	6/15/16	260,000		273,650
Level 3 Financing Inc., Senior Notes	10.000%	2/1/18	100,000		88,500	(a)
Nordic Telephone Co. Holdings, Senior Notes	8.250%	5/1/16	220,000	EUR	278,747	(a)
TW Telecom Holdings Inc., Senior Notes	8.000%	3/1/18	120,000		120,900	(a)
UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes	8.250%	5/23/16	104,000		106,860	(a)
Valor Telecommunications Enterprises LLC/Finance Corp., Senior Notes	7.750%	2/15/15	220,000		221,233
VIP Finance Ireland Ltd. for OJSC Vimpel Communications, Loan Participation Notes, Secured Notes	8.375%	4/30/13	240,000		252,113	(a)
Wind Acquisition Holdings Finance SpA, Senior Notes	12.250%	7/15/17	250,000		236,250	(a)(f)

Total Diversified Telecommunication Services					2,387,398

Wireless Telecommunication Services - 2.6%
Cricket Communications Inc., Senior Secured Notes	7.750%	5/15/16	135,000		137,700
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	460,000		384,675
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	350,000		335,125
True Move Co., Ltd.	10.750%	12/16/13	150,000		147,750	(a)
True Move Co., Ltd., Notes	10.750%	12/16/13	450,000		443,250	(a)

Total Wireless Telecommunication Services					1,448,500

TOTAL TELECOMMUNICATION SERVICES					3,835,898

UTILITIES - 3.6%
Electric Utilities - 0.5%
EEB International Ltd., Senior Bonds	8.750%	10/31/14	200,000		212,500	(a)
Texas Competitive Electric Holdings Co. LLC, Senior Notes	10.250%	11/1/15	50,000		33,750

Total Electric Utilities					246,250

Gas Utilities - 0.2%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	7.375%	3/15/20	110,000		110,000

Independent Power Producers & Energy Traders - 2.9%
Colbun SA, Senior Notes	6.000%	1/21/20	120,000		119,617	(a)
Edison Mission Energy, Senior Notes	7.625%	5/15/27	190,000		120,650
Energy Future Holdings Corp., Senior Notes	10.875%	11/1/17	150,000		111,000
Energy Future Holdings Corp., Senior Notes	11.250%	11/1/17	802,601		519,684	(f)
Listrindo Capital BV, Senior Notes	9.250%	1/29/15	200,000		202,238	(a)
Mirant Americas Generation LLC, Senior Notes	9.125%	5/1/31	200,000		182,000

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 28, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Independent Power Producers & Energy Traders - continued
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	87,687		$95,359
NRG Energy Inc., Senior Notes	7.375%	1/15/17	120,000		114,300
NRG Energy Inc., Senior Notes	8.500%	6/15/19	150,000		145,875

Total Independent Power Producers & Energy Traders					1,610,723

TOTAL UTILITIES					1,966,973

TOTAL CORPORATE BONDS & NOTES (Cost - $45,210,521)					44,673,766

ASSET-BACKED SECURITY - 0.2%
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Business Loan Express, 2003-AA A (Cost - $127,301)	1.287%	5/15/29	146,740		101,821	(a)(d)

COLLATERALIZED SENIOR LOANS - 2.5%
CONSUMER DISCRETIONARY - 0.4%
Auto Components - 0.4%
Allison Transmission Inc., Term Loan B	3.010 - 3.100%	7/12/10	216,697		197,872	(h)( i )

ENERGY - 0.5%
Energy Equipment & Services - 0.3%
Turbo Beta Ltd., Term Loan	14.500%	8/13/10	181,898		160,071	(c)(h)( i )

Oil, Gas & Consumable Fuels - 0.2%
Ashmore Energy International, Synthetic Revolving Credit Facility	3.000%	6/30/10	13,923		13,903	(h)( i )
Ashmore Energy International, Term Loan	3.290%	6/30/10	93,592		87,353	(h)( i )

Total Oil, Gas & Consumable Fuels					101,256

TOTAL ENERGY					261,327

HEALTH CARE - 1.0%
Health Care Providers & Services - 1.0%
IASIS Healthcare LLC, Term Loan	5.588%	7/30/10	634,341		582,008	(h)( i )

INDUSTRIALS - 0.4%
Aerospace & Defense - 0.4%
Hawker Beechcraft Acquisition Co. LLC, LC Facility Deposits	2.290%	6/30/10	14,000		11,589	(h)( i )
Hawker Beechcraft Acquisition Co. LLC, Term Loan	2.290 - 2.354%	6/30/10	235,393		194,853	(h)( i )

TOTAL INDUSTRIALS					206,442

UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.2%
Energy Future Holdings, Term Loan B3	3.790 - 3.797%	6/30/10	179,540		138,069	(h)( i )

TOTAL COLLATERALIZED SENIOR LOANS (Cost - $1,474,628)					1,385,718

CONVERTIBLE BOND & NOTE - 0.5%
INDUSTRIALS - 0.5%
Marine - 0.5%
Horizon Lines Inc., Senior Notes (Cost - $281,239)	4.250%	8/15/12	325,000		269,750

SOVEREIGN BONDS - 5.5%
Argentina - 0.6%
Republic of Argentina, Bonds	7.000%	9/12/13	378,000		312,890

Brazil - 0.7%
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/12	612,000	BRL	326,906
Brazil Nota do Tesouro Nacional, Notes	10.000%	1/1/17	110,000	BRL	54,022

Total Brazil					380,928

Colombia - 0.4%
Republic of Colombia, Senior Notes	7.375%	3/18/19	200,000		231,500

Indonesia - 0.9%
Republic of Indonesia	10.250%	7/15/22	924,000,000	IDR	107,345
Republic of Indonesia	11.000%	9/15/25	280,000,000	IDR	33,696
Republic of Indonesia	10.250%	7/15/27	614,000,000	IDR	68,878
Republic of Indonesia, Bonds	9.750%	5/15/37	699,000,000	IDR	71,317

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 28, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
Indonesia - continued
Republic of Indonesia, Senior Bonds	6.875%	1/17/18	210,000	$235,725	(a)

Total Indonesia				516,961

Russia - 0.4%
Russian Foreign Bond-Eurobond, Senior Bonds	7.500%	3/31/30	202,400	226,688	(a)

Turkey - 0.8%
Republic of Turkey, Senior Notes	7.500%	7/14/17	200,000	229,000
Republic of Turkey, Senior Notes	7.000%	3/11/19	200,000	222,000

Total Turkey				451,000

Venezuela - 1.7%
Bolivarian Republic of Venezuela	5.750%	2/26/16	1,430,000	879,450	(a)
Bolivarian Republic of Venezuela, Collective Action Securities	1.307%	4/20/11	76,000	67,640	(a)(d)

Total Venezuela				947,090

TOTAL SOVEREIGN BONDS (Cost - $3,178,581)				3,067,057

			SHARES
COMMON STOCKS - 1.1%
CONSUMER DISCRETIONARY - 0.9%
Media - 0.9%
Charter Communications Inc.			11,222	403,992	*(e)
Charter Communications Inc., Class A Shares			1,631	58,716	*
SuperMedia Inc.			197	5,944	*

TOTAL CONSUMER DISCRETIONARY				468,652

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SemGroup Corp., Class A Shares			1,294	36,354	*(e)

INDUSTRIALS - 0.0%
Building Products - 0.0%
Nortek Inc.			266	12,284	*

MATERIALS - 0.1%
Chemicals - 0.1%
Georgia Gulf Corp.			3,751	65,267	*

TOTAL COMMON STOCKS (Cost - $671,813)				582,557

CONVERTIBLE PREFERRED STOCKS - 0.8%
FINANCIALS - 0.8%
Diversified Financial Services - 0.8%
Bank of America Corp.	7.250%		220	203,502
Citigroup Inc.	7.500%	12/15/12	1,900	227,316

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $410,475)				430,818

PREFERRED STOCKS - 1.6%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
CMP Susquehanna Radio Holdings Corp.	0.000%		1,865	0	*(a)(c)(e)

FINANCIALS - 1.4%
Commercial Banks - 0.2%
Santander Finance Preferred SA Unipersonal	10.500%		3,050	78,537

Diversified Financial Services - 1.2%
Citigroup Capital XII	8.500%		27,350	682,451	*

TOTAL FINANCIALS				760,988

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 28, 2010

SECURITY	RATE		FACE AMOUNT †	VALUE
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Centaur Funding Corp.	9.080%		130	$137,597	(a)

TOTAL PREFERRED STOCKS (Cost - $908,997)				898,585

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%
Buffets Restaurant Holdings		4/28/14	194	2	*(c)(e)
Charter Communications Inc.		11/30/14	353	1,765	*
CNB Capital Trust		3/23/19	2,132	2	*(a)(c)(e)
Nortek Inc.		12/7/14	253	634	*(e)
SemGroup Corp.		11/30/14	1,362	9,192	*(e)
Turbo Beta Ltd.		11/1/14	1	0	*(c)(e)

TOTAL WARRANTS (Cost - $3,996)				11,595

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $52,267,551)				51,421,667

		MATURITY DATE	FACE AMOUNT †
SHORT-TERM INVESTMENT - 4.4%
Repurchase Agreement - 4.4%
Morgan Stanley tri-party repurchase agreement dated 5/28/10; Proceeds at maturity - $2,441,049; (Fully collateralized by U.S. government agency obligations, 3.620% due 3/8/17; Market value - $2,510,244) (Cost - $2,441,000)	0.180%	6/1/10	2,441,000	2,441,000

TOTAL INVESTMENTS - 97.3% (Cost - $54,708,551#)				53,862,667
Other Assets in Excess of Liabilities - 2.7%				1,477,824

TOTAL NET ASSETS - 100.0%				$55,340,491

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	The coupon payment on these securities is currently in default as of May 28, 2010.
(c)	Illiquid security.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at May 28, 2010.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).
(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(g)	Security has no maturity date. The date shown represents the next call date.
(h)	Interest rates disclosed represent the effective rates on collateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(i)	The date shown represents the last in a range of interest reset dates.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
OJSC	— Open Joint Stock Company

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Global High Yield Bond Portfolio (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Corporate bonds & notes	—	$44,575,697	$98,069		$44,673,766
Asset-backed security	—	101,821	—		101,821
Collateralized senior loans	—	1,385,718	—		1,385,718
Convertible bond & note	—	269,750	—		269,750
Sovereign bonds	—	3,067,057	—		3,067,057
Common stocks	$142,211	403,992	36,354		582,557
Convertible preferred stocks	430,818	—	—		430,818
Preferred stocks	78,537	820,048	0	*	898,585

Notes to Schedule of Investments (unaudited) (continued)

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Warrants	—	$1,765	$9,830	$11,595

Total long-term investments	$651,566	$50,625,848	$144,253	$51,421,667

Short-term investment†	—	2,441,000	—	2,441,000

Total investments	$651,566	$53,066,848	$144,253	$53,862,667

Other financial instruments:
Forward foreign currency contracts	—	369,804	—	369,804

Total	$651,566	$53,436,652	$144,253	$54,232,471

†	See Schedule of Investments for additional detailed categorizations.

*	Value less than $1.00.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	CORPORATE BONDS & NOTES	COMMON STOCKS	PREFERRED STOCKS		WARRANTS	TOTAL
Balance as of February 28, 2010	$12,804	—	—		$3,236	$16,040
Accrued premiums/discounts	432	—	—		—	432
Realized gain/(loss)	—	—	—		—	—
Change in unrealized appreciation (depreciation)(1)	(4,765)	—	—		(2,598)	(7,363)
Net purchases (sales)	87,198	—	—		—	87,198
Transfers into Level 3	2,400	$36,354	$0	*	9,192	47,946
Transfers out of Level 3	—	—	—		—	—

Balance as of May 28, 2010	$98,069	$36,354	$0	*	$9,830	$144,253

Net change in unrealized appreciation (depreciation) for investments in securities still held at May 28, 2010(1)	$(4,765)	—	—		$(2,598)	$(7,363)

*	Value is less than $1.00.

(1)

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

Notes to Schedule of Investments (unaudited) (continued)

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Credit and Market Risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Other Risks. Consistent with its objective to seek high current income, the Fund may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed, amongst other factors. These securities are generally more volatile in nature, and the risk of loss of principal may be greater.

(h) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At May 28, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,828,337
Gross unrealized depreciation	(3,674,221)

Net unrealized depreciation	$(845,884)

At May 28, 2010, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Euro	88,869	$109,148	8/17/10	$(2,749)

Notes to Schedule of Investments (unaudited) (continued)

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Euro	65,100	$79,955	8/17/10	$(4,554)

				(7,303)

Contracts to Sell:
British Pound	364,772	527,610	8/17/10	24,757
British Pound	179,235	259,247	8/17/10	9,227
Euro	200,000	245,638	8/17/10	14,061
Euro	2,002,710	2,459,704	8/17/10	132,864
Euro	2,548,115	3,129,564	8/17/10	196,198

				377,107

Net Unrealized Gain on Open Forward Foreign Currency Contracts				$369,804

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at May 28, 2010.

	Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Total
Foreign Exchange Contracts	$377,107	$(7,303)	$369,804

During the period ended May 28, 2010, the volume of derivative activity for the Fund was as follows:

Average market value
Forward foreign currency contracts (to buy)	$416,497
Forward foreign currency contracts (to sell)	6,796,587

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	July 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	July 27, 2010

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	July 27, 2010